Revenue from collaboration agreements	6 Months Ended
Jun. 30, 2022
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Revenue from collaboration agreements
6. Revenue from collaboration agreements
The Group earns revenue through strategic collaboration agreements with third party pharmaceutical and biotechnology companies. As of June 30, 2022, the Group had five strategic collaboration agreements in place. During the six months ended June 30, 2022, the Group entered into new collaboration agreements with BMS. Refer to Note 2 “License, Development and Commercialization agreement with BMS”, “License, Development and Commercialization agreement with Bristol-Myers-Squibb to develop Gamma Delta Allogeneic Cell Therapy program” and “Amendment to Strategic Collaboration Agreement with Bristol-Myers-Squibb on novel adoptive cell therapies” for further details. Four of the five collaboration agreements are still at pre-clinical
stage and the BMS IMA401 collaboration agreement is at clinical stage. As the Amgen collaboration agreement was terminated in October 2021, the Group did not recognize any revenue for this collaboration for the three and six months ended June 30, 2022.
The

Group earned revenue from collaboration agreements from the following collaborators during the three and six months ended June 30, 2022 and 2021:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	(Euros in thousands)		(Euros in thousands)

Amgen	—	260	—	517
Genmab	4,125	2,105	7,044	4,341
BMS	12,107	1,297	110,532	4,590
GSK	983	1,527	2,547	3,144

Total	17,215	5,189	120,123	12,592

The revenue from collaboration agreements with BMS includes the revenue regarding the right-to-use license for IMA401 amounting to €91.3 million for the six months ended June 30, 2022. The Group recognized €19.2 million revenue based on the cost-to-cost method regarding the four collaboration agreements with BMS for the six months ended June 30, 2022.
As of June 30, 2022, the Group has not recognized any milestone revenue under the collaboration agreements, due to the scientific uncertainty of achieving the milestones or the successful commercialization of a product. As of June 30, 2022, Immatics had not received any milestone or royalty payments in connection with the collaboration agreements.
The Group expects to recognize the remaining deferred revenue balance into revenue as it performs the related performance obligations under each contract. Deferred revenue related to the collaboration agreements consists of the following as of June 30, 2022 and December 31, 2021:

	As of
	June 30, 2022	December 31, 2021
	(Euros in thousands)

Current	78,394	50,402
Non-current	115,321	48,225

Total	193,715	98,627

The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.2 million and €0.1 million for the three months ended June 30, 2022 and June 30, 2021.
The Group recognized expenses related to the amortization of capitalized cost of obtaining a contract of €0.3 million and €0.1 million for the six months ended June 30, 2022 and June 30, 2021.